VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET - Narrative (Details) - vessels	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Finance lease, number of leased assets		2
Forecast
Lessee, Lease, Description [Line Items]
Finance lease, remaining lease term	5 years
Weighted average discount rate (percent)	7.50%